Financial risk management - Schedule of Average Probability of Default Grade (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
UK mortgages | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.57%	0.26%
UK mortgages | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	17.60%	15.48%
Retail – credit cards | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	2.14%	2.06%
Retail – credit cards | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	23.02%	20.89%
Retail – loans and overdrafts | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	2.75%	3.36%
Retail – loans and overdrafts | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	29.66%	29.75%
Retail – UK Motor Finance | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.61%	0.71%
Retail – UK Motor Finance | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	10.00%	11.24%
Commercial Banking | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	0.92%	0.88%
Commercial Banking | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	22.55%	18.50%